Summary of Significant Accounting Policies (Details) - Schedule of Subsidiaries	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Santander Corredora de Seguros Limitada
Schedule of Subsidiaries [Line Items]
Direct	99.75%	99.75%	99.75%
Indirect	0.01%	0.01%	0.01%
Total	99.76%	99.76%	99.76%
Santander Corredores de Bolsa Limitada
Schedule of Subsidiaries [Line Items]
Direct	50.59%	50.59%	50.59%
Indirect	0.41%	0.41%	0.41%
Total	51.00%	51.00%	51.00%
Santander Asesorias Financieras Limitada
Schedule of Subsidiaries [Line Items]
Direct	99.03%	99.03%	99.03%
Indirect	0.00%	0.00%	0.00%
Total	99.03%	99.03%	99.03%
Santander S.A. Sociedad Securitizadora
Schedule of Subsidiaries [Line Items]
Direct	99.64%	99.64%	99.64%
Indirect	0.00%	0.00%	0.00%
Total	99.64%	99.64%	99.64%
Klare Corredora de Seguros S.A.
Schedule of Subsidiaries [Line Items]
Direct	0.00%	50.10%	50.10%
Indirect	0.00%	0.00%	0.00%
Total	0.00%	50.10%	50.10%
Santander Consumer Chile S.A.
Schedule of Subsidiaries [Line Items]
Direct	51.00%	51.00%	51.00%
Indirect	0.00%	0.00%	0.00%
Total	51.00%	51.00%	51.00%
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A.
Schedule of Subsidiaries [Line Items]
Direct	99.99%	99.99%	99.99%
Indirect	0.01%	0.01%	0.01%
Total	100.00%	100.00%	100.00%